Short-Term Bank Loans (Details) - Schedule of short-term bank loans from commercial banks - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Short term bank loans	$ 47,655	$ 45,956
Fuzhou Minhou Sugarcane Branch of China Minsheng Bank [Member]
Short-Term Debt [Line Items]
Short term bank loans	10,769	11,765
Bank of China Fuzhou Jin’an Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	11,487	10,509
China Merchant Bank Fuzhou Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	10,769	9,411
Fuzhou Branch of Xiamen International Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Short term bank loans	7,179	7,842
Haixia Bank of Fujian Fuzhou Jin’an Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	1,436	784
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	1,436	1,568
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	1,436	1,568
Industrial Bank Fuzhou Huqian Branch [Member]
Short-Term Debt [Line Items]
Short term bank loans	861	941
Fuzhou Branch of Industrial Bank [Member]
Short-Term Debt [Line Items]
Short term bank loans	1,421	1,568
Fuzhou Tongpan Branch of China Everbright Bank Co., Ltd [Member]
Short-Term Debt [Line Items]
Short term bank loans	$ 861